Shareholder Fees {- Fidelity SAI High Income Fund}	May 12, 2021 USD ($)
NF_04.30 Fidelity SAI High Income Fund PRO-01 | Fidelity SAI High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none